UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calender Year or Quarter Ending:  June 30, 2012


Check here if Amendment:  [  ]amendment Number:
This Amendment: [ ] is a restatement
                [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    LBMC Investment Advisors, LLC
Address: 5250 Virginia Way
         Brentwood, TN   37027

13F File Number:  28-14681

The institutional investment manager filing this report and the person by whom it is signed represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integralparts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:   Robert Andrew Jordan
Title:  Director of Operations
Phone:  615-309-2387

Signature, Place, and Date of Signing:

Robert Andrew Jordan         Brentwood, Tennessee       07/25/12

Report Type: (Check one only)

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers)

List of Other Managers Reporting for this Manager:
[If there are no entries in this listm omit this section]


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        43

Form 13F Information Table Value Total:    222,594
                                           (Thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


  No.          Form 13F File Number           Name

NONE


[Repeat as necessary].

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       FORM 13F INFORMATION TABLE

                               TITLE                VALUE   SHARES   SH/     PUT/  INVSTMT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS  CUSIP     (X$1000) PRN AMT  PRN     CALL  DSCRETN  MANAGERS  SOLE     SHARED   NONE
Apple Computer Inc             COM	037833100	1118	1915	sh		sole				1915
Bank Of America Corp           COM	060505104	139	17000	sh		sole				17000
Berkshire Hathaway Cl B        COM	084670702	347	4160	sh		sole				4160
Boeing Co                      COM	097023105	487	6548	sh		sole				6548
Coca Cola Company              COM	191216100	286	3664	sh		sole				3664
Exxon Mobil Corporation        COM	30231G102      	657	7673	sh		sole				7673
Ford Motor Company             COM	345370860	186	19405	sh		sole				19405
Freeport Mcmoran Copper        COM	35671D857      	259	7592	sh		sole				7592
Intl Business Machines         COM	459200101	603	3085	sh		sole				3085
Ishares Barclays    U S Aggreg COM	464287226	239	2151	sh		sole				2151
Ishares MSCI Emrg Mkt Fd       COM	464287234	5998	153265	sh		sole				153265
Ishares Msci ETF High Dividend COM	46429B663      	1086	18294	sh		sole				18294
Ishares Russell 2000           COM	464287655	25158	316216	sh		sole				316216
Ishares S&P U S Pfd Fund       COM	464288687	254	6515	sh		sole				6515
Ishares Silver TRUST           COM	46428Q109      	318	11915	sh		sole				11915
Ishares Tr Dj US Utils         COM	464287697	10825	120208	sh		sole				120208
Ishares Tr MSCI EAFE Fd        COM	464287465	16921	338696	sh		sole				338696
Ishares Tr S&P 500/  Value Ind COM	464287408	4556	73160	sh		sole				73160
Ishares Tr S&P 500/ Barra Grow COM	464287309	5322	72402	sh		sole				72402
Ishares Tr S&P Aggressive      COM	464289859	1383	39591	sh		sole				39591
Ishares Tr S&P Allocation Fd   COM	464289867	872	26910	sh		sole				26910
Ishares TRUST S&P 500          COM	464287200	24644	180215	sh		sole				180215
Jarden Corp                    COM	471109108	937	22299	sh		sole				22299
Johnson & Johnson              COM	478160104	352	5207	sh		sole				5207
Mc Donalds Corp                COM	580135101	560	6329	sh		sole				6329
Pinnancle Finl      Partners I COM	72346Q104      	364	18663	sh		sole				18663
Powershs Db Commdty Indx       COM	73935S105      	7213	280120	sh		sole				280120
Regions Financial Cp New       COM	7591EP100      	153	22600	sh		sole				22600
Rydex S&P 500 Index            COM	78355W106      	29800	601785	sh		sole				601785
Smith A O                      COM	831865209	587	12000	sh		sole				12000
Spdr Gold TRUST                COM	78463V107      	294	1895	sh		sole				1895
Spdr S&P China Etf             COM	78463X400      	297	4669	sh		sole				4669
The Southern Company           COM	842587107	496	10707	sh		sole				10707
Timmins Gold Corp              COM	88741P103      	46	25000	sh		sole				25000
Vanguard Emerging Market       COM	922042858	7450	186565	sh		sole				186565
Vanguard Europe Pac Etf        COM	921943858	2161	68452	sh		sole				68452
Vanguard Russell 2000          COM	92206C664      	4005	62956	sh		sole				62956
Vanguard S&P 500 Etf           COM	922908413	1146	18405	sh		sole				18405
Vanguard Short Term Bd Index   COM	921937827	63298	780205	sh		sole				780205
Ventas Inc                     COM	92276F100      	204	3235	sh		sole				3235
Wal-Mart Stores Inc            COM	931142103	347	4977	sh		sole				4977
Wisdomtree Dividend            COM	97717W406      	844	15678	sh		sole				15678
Wisdomtree TRUST               COM	97717W562      	382	7115	sh		sole				7115             COM	037833100	1132	1889	sh		sole				1889


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